Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Operations [Abstract]
Revenues	$ 555,637	$ 475,504
Cost of revenues	1,392,460	1,302,988
Gross loss	(836,823)	(827,484)
Operating expenses:
Selling, general and administrative	6,106,006	4,320,461
Research and development	491,849	449,129
Total operating expenses	6,597,855	4,769,590
Loss from operations	(7,434,678)	(5,597,074)
Other (expense) income:
Interest income	11,940	15,571
Interest expense	(527,753)	(618,765)
Change in fair value of derivative liabilities	119,163	49,590
Total other expense, net	(396,650)	(553,604)
Loss before provision for income taxes	(7,831,328)	(6,150,678)
Provision for income taxes	1,600	1,600
Net loss	$ (7,832,928)	$ (6,152,278)
Net loss per common share, basic and diluted	$ (0.27)	$ (0.46)
Basic and diluted weighted average common shares outstanding	28,974,843	13,301,769